Intangible assets (Details) $ in Thousands	9 Months Ended
Sep. 30, 2026 USD ($)
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 1,029
Balance at end of period	22,471
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	204
Balance at end of period	12,832
Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	825
Balance at end of period	7,784
Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	0
Balance at end of period	1,855
Costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	3,896
Acquisitions through business combinations	26,491
Effects of foreign exchange	(656)
Balance at end of period	29,731
Costs | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	1,467
Acquisitions through business combinations	15,900
Effects of foreign exchange	(420)
Balance at end of period	16,947
Costs | Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	2,382
Acquisitions through business combinations	8,441
Effects of foreign exchange	(183)
Balance at end of period	10,640
Costs | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	47
Acquisitions through business combinations	2,150
Effects of foreign exchange	(53)
Balance at end of period	2,144
Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(2,867)
Amortization	4,492
Effects of foreign exchange	99
Balance at end of period	(7,260)
Accumulated depreciation | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(1,263)
Amortization	2,915
Effects of foreign exchange	63
Balance at end of period	(4,115)
Accumulated depreciation | Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(1,557)
Amortization	1,329
Effects of foreign exchange	30
Balance at end of period	(2,856)
Accumulated depreciation | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(47)
Amortization	248
Effects of foreign exchange	6
Balance at end of period	$ (289)